SHAREHOLDERS' EQUITY (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Balance as of January 1	73,081,005	72,238,981
Own shares repurchased by the Group	(9,137,532)	(1,364,798)
Share based compensation	1,619,197	2,206,822
Issued and paid-in share capital as of December 31	65,562,670	73,081,005
Authorized share capital	250,000,000	250,000,000